PROVISION FOR TAX, CIVIL AND LABOR RISKS - Schedule of contingencies assessed as possible risk of loss (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Tax, civil and labor provision and contingent liabilities
Contingencies assessed as possible risk of loss	R$ 10,193,858	R$ 9,559,551
Tax
Tax, civil and labor provision and contingent liabilities
Contingencies assessed as possible risk of loss	9,884,541	9,205,601
Civil
Tax, civil and labor provision and contingent liabilities
Contingencies assessed as possible risk of loss	128,479	133,302
Labour
Tax, civil and labor provision and contingent liabilities
Contingencies assessed as possible risk of loss	R$ 180,838	R$ 220,648